Note 11 - Borrowings (Details) - Long-Term Borrowing In Thousands, unless otherwise specified	Mar. 31, 2013 USD ($)	Mar. 31, 2013 JPY (¥)	Mar. 31, 2012 JPY (¥)
Debt Instrument [Line Items]
Long-term installment payable at various dates through calendar 2014. Interest is payable at variable rates based on Tokyo InterBank Offered Rate (TIBOR) which were 0.336% and 0.250% as of March 31, 2012 and 2013, respectively. Weighted average interest rates were 1.026% and 0.962% at March 31, 2012 and 2013, respectively.	$ 21,134	¥ 1,990,000	¥ 3,000,000
Less current portion	(10,726)	(1,010,000)	(1,010,000)
Long-term borrowings, less current portion	$ 10,408	¥ 980,000	¥ 1,990,000